Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of Option Activity
		Weighted Average	Weighted average grant date
	Number of
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2010	190,366

Granted	-	-	-
Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386

Summary of Options Outstanding

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2012	life	price	2012	price
prices in US$		In years	US$		US$
3.00-3.80	221,646	5.20	3.63	45,000	3.36
4.00-5.44	169,486	4.72	4.09	47,163	4.15
7.50-9.84	126,814	1.30	7.60	126,814	7.60
10.24-22.56	34,440	2.11	14.36	34,440	14.36

	552,386			253,417